--------------------------------------------------------------------------------
                                         THE
                                    MORGAN STANLEY
                                      HIGH YIELD
                                      FUND, INC.
--------------------------------------------------------------------------------




                                 THIRD QUARTER REPORT
                                  SEPTEMBER 30, 1998
                         MORGAN STANLEY ASSET MANAGEMENT INC.
                                  INVESTMENT ADVISER






                                 THE MORGAN STANLEY
                                HIGH YIELD FUND, INC.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
DIRECTORS AND OFFICERS

Barton M. Biggs
CHAIRMAN OF THE BOARD
OF DIRECTORS

Michael F. Klein
PRESIDENT AND DIRECTOR

Peter J. Chase
DIRECTOR

John W. Croghan
DIRECTOR

David B. Gill
DIRECTOR

Graham E. Jones
DIRECTOR

John A. Levin
DIRECTOR

William G. Morton, Jr.
DIRECTOR

Stefanie V. Chang
VICE PRESIDENT

Harold J. Schaaff, Jr.
VICE PRESIDENT

Joseph P. Stadler
VICE PRESIDENT

Valerie Y. Lewis
SECRETARY

Joanna M. Haigney
TREASURER

Belinda A. Brady
ASSISTANT TREASURER
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
INVESTMENT ADVISER

Morgan Stanley Asset Management Inc.
1221 Avenue of the Americas
New York, New York 10020

--------------------------------------------------------------------------------
ADMINISTRATOR

The Chase Manhattan Bank
73 Tremont Street
Boston, Massachusetts 02108
--------------------------------------------------------------------------------
CUSTODIANS

Morgan Stanley Trust Company
One Pierrepont Plaza
Brooklyn, New York 11201

The Chase Manhattan Bank
3 Chase MetroTech Center
Brooklyn, New York 11245
--------------------------------------------------------------------------------
SHAREHOLDER SERVICING AGENT

American Stock Transfer & Trust Company
40 Wall Street
New York, New York 10005
(800) 278-4353
--------------------------------------------------------------------------------
LEGAL COUNSEL

Rogers & Wells LLP
200 Park Avenue
New York, New York 10166
--------------------------------------------------------------------------------
INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
For additional Fund information, including the Fund's net asset value per share and information regarding the investments comprising the Fund's portfolio, please call 1-800-221-6726.

LETTER TO SHAREHOLDERS
---------

For the nine months ended September 30, 1998, The Morgan Stanley High Yield Fund, Inc. (the "Fund") had a total return, based on net asset value per share, of -3.84% compared to -2.10% for the CS First Boston High Yield Index (the "Index"). For the one year ended September 30, 1998, and, for the period since the Fund's commencement of operations on November 30, 1993 through September 30, 1998, the Fund's total return, based on net asset value per share, was -0.45% and 62.88%, respectively, compared to -0.52% and 45.88%, respectively, for the Index. On September 30, 1998, the closing price of the Fund's shares on the New York Stock Exchange was $13 7/8, representing a 0.4% discount to the Fund's net asset value per share.

The financial markets were very volatile in the third quarter. As has been extensively reported, there has been a massive flight to quality due to the global worries over emerging markets of Asia, Latin America and of course Russia. In the developed countries, there continues to be concern over Japan's inability to come to grips with its problems, particularly in the banking sector. Even in the U.S., fears intensified over problems at hedge funds, most notably Long Term Capital Management. Stocks of financial companies, banks and brokerages, took a pounding based on fears of widespread
exposure to hedge funds.   These concerns over the health of the financial
system pushed the Federal Reserve to lower short term interest rates twenty five basis points at its recent meeting.

In this unsettled environment, the U.S. Treasuries market was one of the few markets that performed well. Ten-year Treasuries returned slightly over 9% for the third quarter compared to a loss of 7% in the stock market averages (and more for most mutual fund investors) and a loss of 6.15% in the high yield market. As a result of the diverging moves of the high yield and Treasury markets, high yield spreads widened to over 600 basis points, levels not seen in the market in many years. The high yield market is pricing a recession for the U.S. economy, an event not yet evident in the financial statements of the companies we invest in nor in the aggregate economic statistics.

For the three months ended September 30, 1998, the Fund had a total return, based on net asset value per share, of -6.53% compared to -6.15% for the Index. The best performing sectors in the market were the most defensive, higher quality credits in less cyclical industries. Our focus on larger capitalization public companies helped support the domestic side of the portfolio. The losers in the quarter were emerging markets bonds and venture-capital-like telecom bonds, European issuers and companies of weaker credit quality. The emerging markets exposure most affected our results relative to the Index. While we are exposed to emerging markets, we avoided the disasters of Russia and Venezuela. Unfortunately, the Russia problems and those in Southeast Asia earlier have caused a widespread contagion. Interestingly, in the month of September, the emerging markets sector rallied and has continued into October while the domestic market continues to decline.

The market has become quite illiquid. Dealers are trying to keep inventories low, mutual fund flows are low to negative and some hedge funds have been attempting to sell. As a result it is very difficult to reposition the portfolio. We have made some minor moves to buy some out of favor cyclical bonds, but we also have interest in better quality cable bonds or energy bonds that have also cheapened sharply in the market.

While we may not be at a market bottom yet, the high yield market looks as attractive as it has in quite some time. One can now earn in three years in the high yield market what it would take to earn in five years in the Treasury market. With the market now yielding about 11%, double digit returns could be in our not too distant future.

Sincerely,

/s/ Michael F. Klein

Michael F. Klein
PRESIDENT AND DIRECTOR


/s/ Robert Angevine

Robert Angevine
PORTFOLIO MANAGER

October 1998



THE INFORMATION CONTAINED IN THIS OVERVIEW REGARDING SPECIFIC SECURITIES IS FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE CONSTRUED AS A RECOMMENDATION TO PURCHASE OR SELL THE SECURITIES MENTIONED.

The Morgan Stanley High Yield Fund, Inc.
Investment Summary as of September 30, 1998 (Unaudited)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


HISTORICAL                                                              TOTAL RETURN (%)
INFORMATION                           ------------------------------------------------------------------------------------
                                           MARKET VALUE (1)           NET ASSET VALUE (2)                INDEX (3)
                                      ------------------------     -------------------------      ------------------------
                                                       AVERAGE                       AVERAGE                       AVERAGE
                                      CUMULATIVE        ANNUAL     CUMULATIVE         ANNUAL      CUMULATIVE        ANNUAL
                                      ----------       -------     ----------        -------      ----------       -------
               Fiscal Year to Date       7.49%            --          -3.84%            --           2.10%            --
               One Year                  0.52           0.52%         -0.45          -0.45%         -0.52           0.52%
               Since Inception*         62.24          10.52          62.88          10.62          45.88           8.13


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
--------------------------------------------------------------------------------
RETURNS AND PER SHARE INFORMATION

                                       [GRAPH]

                                                       YEAR ENDED DECEMBER 31,                  NINE MONTHS
                                                                                                   ENDED
                                                                                               SEPTEMBER 30,
                                    1993*         1994        1995        1996         1997        1998
                                   -------      -------     -------      -------     -------   -------------
Net Asset Value Per Share.....     $ 14.10      $ 11.96     $ 13.63      $ 14.45     $ 15.19      $ 13.93
Market Value Per Share........     $ 14.75      $ 11.38     $ 12.88      $ 14.63     $ 16.06      $ 13.88
Premium/(Discount)............         4.6%        -4.8%       -5.5%         1.3%        5.7%        -0.4%
Income Dividends..............          --      $  1.37     $  1.27      $  1.42     $  1.36      $  0.99
Capital Gains Distributions...          --           --          --           --       $0.48      $  0.04
Fund Total Return (2).........        0.00%       -5.53%      26.07%       17.52%      18.48%       -3.84%
Index Total Return (1)(3).....        1.26%       -0.98%      17.39%       12.40%      12.65%       -2.10%

(1)  Assumes dividends and distributions, if any, were reinvested.
(2) Total investment return based on net asset value per share reflects the effects of changes in net asset value on the performance of the Fund during each period, and assumes dividends and distributions, if any, were reinvested. These percentages are not an indication of the performance of a shareholder's investment in the Fund based on market value due to differences between the market price of the stock and the net asset value per share of the Fund.
(3) The CS First Boston High Yield Index is an unmanaged index of high yield corporate bonds.
  *  The Fund commenced operations on November 30, 1993.

The Morgan Stanley High Yield Fund, Inc.
Investment Summary as of September 30, 1998 (Unaudited)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
DIVERSIFICATION OF TOTAL INVESTMENTS

                                       [CHART]

Debt Instruments                  98.4%
Equity Securities                  1.6%

--------------------------------------------------------------------------------
SECTORS

                                       [CHART]

Other                             22.7%
Telecommunications                22.4%
Broadcast -- Radio & Television   10.5%
Multi-Industry                     9.7%
Health Care Supplies & Services    7.6%
Asset Backed Securities            6.0%
Foreign Government Bonds           5.1%
Financial Services                 4.8%
Metals                             3.9%
Retail -- General                  3.7%
Coal, Gas & Oil                    3.6%

--------------------------------------------------------------------------------
TEN LARGEST HOLDINGS*


                                            PERCENT OF
                                              TOTAL
                                           INVESTMENTS
                                           -----------
     1. DR Securitized Lease Trust            4.1%
     2. Nextel Communications, Inc.           3.9
     3. Tenet Healthcare Corp.                3.3
     4. Rogers Communications, Inc.           3.3
     5. Snyder Oil Corp.                      2.9
     6. Columbia /HCA Healthcare              2.8
     7. Jet Equipment Trust                   2.5
     8. CSC Holdings, Inc.                    2.4
     9. Southland Corp.                       2.4
    10. Republic of Korea                     2.3
                                             ----
                                             29.9%
                                             ----
                                             ----

     * Excludes short-term investments.

FINANCIAL STATEMENTS
-------------
STATEMENT OF NET ASSETS (Unaudited)
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
-------------
SEPTEMBER 30, 1998

                                                      FACE
                                                    AMOUNT                 VALUE
                                                     (000)                 (000)
--------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES (84.3%)
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE (2.5%)
   Jet Equipment Trust
    'C1' 11.79%, 6/15/13                          $  1,500              $  2,080
(a) 'D-95' 11.44%, 11/1/14                           1,100                 1,518
                                                                           3,598
                                                                   -------------
--------------------------------------------------------------------------------
BANKING (0.5%)
   Western Financial Bank
      8.875%, 8/1/07                                   885                   734
                                                                   -------------
--------------------------------------------------------------------------------
BROADCAST -- RADIO & TELEVISION (10.5%)
(a) Chancellor Media Corp.
      9.00%, 10/1/08                                   450                   455
    Comcast Cellular Holdings 'B'
      9.50%, 5/1/07                                    650                   668
    CSC Holdings, Inc.
      7.25%, 7/15/08                                   695                   692
      7.875%, 12/15/07                                 575                   595
      9.875%, 5/15/06                                1,955                 2,121
    Lenfest Communications, Inc.
   (a)7.625%, 2/15/08                                  800                   808
      8.375%, 11/1/05                                2,010                 2,105
(a) RBS Participacoes
      11.00%, 4/1/07 (Brazil)                          850                   425
    Rogers Cablesystems
      10.125%, 9/1/12                                  650                   703
    Rogers Cablesystems 'B'
      10.00%, 3/15/05                                2,210                 2,403
    Sinclair Broadcast Group
      9.00%, 7/15/07                                 1,370                 1,370
    TV Azteca 'B'
      10.50%, 2/15/07 (Mexico)                       3,460                 2,474
                                                                   -------------
                                                                          14,819
                                                                   -------------
--------------------------------------------------------------------------------
BUILDING MATERIALS & COMPONENTS (1.8%)
    American Standard Cos., Inc.
      7.375%, 2/1/08                                 2,560                 2,586
                                                                   -------------
--------------------------------------------------------------------------------
BUSINESS SERVICES (2.2%)
    Outdoor Systems, Inc.
      8.875%, 6/15/07                                2,955                 3,051
                                                                   -------------
--------------------------------------------------------------------------------
COAL, GAS & OIL (3.6%)
(a,c) Husky Oil, Ltd.
      8.90%, 8/15/28                                   885                   898
(a) Snyder Oil Corp.
      8.75%, 6/15/07                                 4,050                 4,131
                                                                   -------------
                                                                           5,029
                                                                   -------------
--------------------------------------------------------------------------------
CONSTRUCTION & HOUSING (0.2%)
(a) Cathay International Ltd.
      13.00%, 4/15/08 (China)                          525                   302
                                                                   -------------
--------------------------------------------------------------------------------
ELECTRONIC COMPONENTS & INSTRUMENTS (0.1%)
(a) AST Research Inc.
      7.45%, 10/1/02                                   175                   131
                                                                   -------------
--------------------------------------------------------------------------------
ENERGY (1.3%)
    Quezon Power Ltd.
      8.86%, 6/15/17 (Philippines)                   2,900                 1,841
                                                                   -------------
--------------------------------------------------------------------------------
ENVIRONMENTAL CONTROLS (1.2%)
(c) Norcal Waste Systems, Inc.
      13.50%, 11/15/05                               1,600                 1,752
                                                                   -------------
--------------------------------------------------------------------------------
FINANCIAL SERVICES (3.7%)
    Geberit International
      10.125%, 4/15/07 (Germany)             DEM     1,700                 1,125
    Indah Kiat Finance
   (a)10.00%, 7/1/07 (Indonesia)                  $    420                   189
      10.00%, 7/1/07 (Indonesia)                     1,530                   689
    Navistar Financial Corp. 'B'
      9.00%, 6/1/02                                    755                   786
   (c) PTC International Finance B.V.
      0.00%, 7/1/07 (Russia)                         2,470                 1,482
(a,c) SB Treasury Co. LLC
      9.40%, 12/29/49                                1,010                   889
                                                                   -------------
                                                                           5,160
                                                                   -------------
--------------------------------------------------------------------------------
FOOD SERVICE & LODGING (1.1%)
    Fred Meyer, Inc.
      7.375%, 3/1/05                                   400                   417
    Smithfield Foods, Inc.
      7.625%, 2/15/08                                1,175                 1,152
                                                                   -------------
                                                                           1,569
                                                                   -------------
--------------------------------------------------------------------------------
FOREST PRODUCTS & PAPER (0.2%)
    APP Fin II Mauritius Ltd.
      12.00%, 2/15/04 (Indonesia)                      865                   329
                                                                   -------------

--------------------------------------------------------------------------------
GAMING & LODGING (3.1%)
    Grand Casinos
      10.125%, 12/1/03                               1,495                 1,585
    Louisiana Casino Cruise
      11.50%, 12/1/98                                  318                   318
    Station Casinos, Inc.
      10.125%, 3/15/06                               2,485                 2,473
                                                                   -------------
                                                                           4,376
                                                                   -------------
--------------------------------------------------------------------------------
HEALTH CARE SUPPLIES & SERVICES (7.6%)
    Columbia/HCA Healthcare
      6.91%, 6/15/05                                 2,350                 2,293
      7.00%, 7/1/07                                  1,705                 1,649
    Fresenius Medical Capital Trust II
      7.875%, 2/1/08                                 1,195                 1,117
--------------------------------------------------------------------------------

                                                      FACE
                                                    AMOUNT                 VALUE
                                                     (000)                 (000)
--------------------------------------------------------------------------------

HEALTH CARE SUPPLIES & SERVICES (CONTINUED)
    Sirona Dental Systems
      9.125%, 7/15/08 (Germany)              DEM     1,650              $    969
    Tenet Healthcare Corp.
   (a)8.125%, 12/1/08                             $  1,000                 1,007
      8.625%, 1/15/07                                3,555                 3,688
                                                                   -------------
                                                                          10,723
                                                                   -------------
--------------------------------------------------------------------------------
METALS (3.9%)
    Grupo Minero Mexico 'A'
      8.25%, 4/1/08 (Mexico)                           590                   492
(a) Hylsa
      9.25%, 9/15/07 (Mexico)                          700                   455
    Impress Metal Packaging
   (a)9.875%, 5/29/07 (Netherlands)          DEM     2,750                 1,655
      9.875%, 5/29/07                                  400                   241
(a) Murrin Murrin Holdings Property Ltd.
      9.375%, 8/31/07 (Australia)                 $  2,785                 2,312
(a) NSM Steel, Inc.
      12.25%, 2/1/08                                   825                   371
                                                                   -------------
                                                                           5,526
                                                                   -------------
--------------------------------------------------------------------------------
MULTI-INDUSTRY (9.7%)
    AMSC Acquisition Co., Inc. 'B'
      12.25%, 4/1/08                                 1,725                 1,000
(a) Axia Inc.
      10.75%, 7/15/08                                  585                   562
(a) CA FM Lease Trust
      8.50%, 7/15/17                                 1,434                 1,613
(a) CEX Holdings, Inc.
      9.625%, 6/1/08                                 1,065                 1,017
    Chancellor Media Corp. 'B'
      8.125%, 12/15/07                               1,035                 1,004
    ISP Holdings, Inc. 'B'
      9.00%, 10/15/03                                1,725                 1,794
    Multicanal
      10.50%, 2/1/07 (Argentina)                     1,705                 1,154
   (a)10.50%, 4/15/18 (Argentina)                      725                   477
(a) Reliance Industries Ltd.
      9.375%, 6/24/26 (India)                          445                   363
    Revlon, Inc.
   (a)8.125%, 2/1/06                                   765                   754
      8.125%, 2/1/06                                   240                   236
(a) Samsonite Corp.
      10.75%, 6/15/08                                1,720                 1,307
    SD Warren Co. 'B'
      12.00%, 12/15/04                               2,235                 2,447
                                                                   -------------
                                                                          13,728
                                                                   -------------
--------------------------------------------------------------------------------
REAL ESTATE (2.2%)
    CB Richard Ellis Services
      8.875%, 6/1/06                                   700                   686
    HMH Properties 'A'
      7.875%, 8/1/05                                 2,380                 2,409
                                                                   -------------
                                                                           3,095
                                                                   -------------
--------------------------------------------------------------------------------
RETAIL -- GENERAL (3.6%)
    Musicland Group, Inc.
      9.00%, 6/15/03                                   325                   309
    Musicland Group, Inc. 'B'
      9.875%, 3/15/08                                1,600                 1,528
    Southland Corp.
      5.00%, 12/15/03                                4,000                 3,320
                                                                   -------------
                                                                           5,157
                                                                   -------------
--------------------------------------------------------------------------------
TELECOMMUNICATIONS (21.9%)
(c) Dial Call Communications 'B'
      0.00%, 12/15/05                                  560                   554
    Dobson Communications Corp.
      11.75%, 4/15/07                                  720                   702
    Espirit Telecom Group 'DM'
      11.50%, 12/15/07
      (United Kingdom)                       DEM     1,300                   693
    Flag Ltd.
      8.25%, 1/30/08                              $    900                   855
(a) Global Crossing Holdings, Ltd.
      9.625%, 5/15/08                                1,615                 1,583
    Globalstar LP
      11.375%, 2/15/04                               1,000                   680
(a) Globopar
      10.625%, 12/5/08 (Brazil)                        650                   341
(c) Intermedia Communications, Inc. 'B'
      0.00%, 7/15/07                                 3,000                 2,160
    Iridium LLC/Capital Corp. 'A'
      13.00%, 7/15/05                                1,285                 1,112
    IXC Communications, Inc.
      9.00%, 4/15/08                                   895                   882
    IXC Communications, Inc. 'B' PIK
      0.00%, 1/1/01                                      2                 1,805
    Level 3 Communications, Inc.
      9.125%, 5/1/08                                 1,100                 1,042
(c) Nextel Communications, Inc.
      0.00%, 8/15/04                                 2,075                 1,997
      0.00%, 9/15/07                                 5,520                 3,505
(c) NEXTLINK Communications, Inc.
      0.00%, 4/15/08                                 2,500                 1,431
(c) Occidente y Caribe
      0.00%, 3/15/04 (Columbia)                      3,125                 2,266
    Philippine Long Distance Telephone
      9.25%, 6/30/06 (Philippines)                   1,725                 1,276
    Primus Telecommunications Group 'B'
      9.875%, 5/15/08                                1,000                   867
    Qwest Communications International
      10.875%, 4/1/07                                  775                   889
--------------------------------------------------------------------------------

                                                      FACE
                                                    AMOUNT                 VALUE
                                                     (000)                 (000)
--------------------------------------------------------------------------------
TELECOMMUNICATIONS (CONTINUED)
(c) Qwest Communications International,
      Inc. 'B'
      0.00%, 2/1/08                               $  1,000              $    743
(c) RCN Corp.
      0.00%, 10/15/07                                2,385                 1,300
    Rogers Communications, Inc.
      8.875%, 7/15/07                                  750                   743
      9.125%, 1/15/06                                  800                   804
    RSL Communications plc
      9.125%, 3/1/08                                 1,165                 1,014
    RSL Communications, Ltd.
   (c)0.00%, 3/15/08
      (United Kingdom)                       DEM     2,700                   776
      12.25%, 11/15/06                            $     88                    91
(a) Satelites Mexicanos
      10.125%, 11/1/04 (Mexico)                        565                   381
(a,c) Viatel, Inc.
      0.00%, 4/15/08                                   980                   470
                                                                   -------------
                                                                          30,962
                                                                   -------------
--------------------------------------------------------------------------------
TRANSPORTATION (0.7%)
    Hermes Europe Railtel B.V.
      11.50%, 8/15/07 (Indonesia)                      945                 1,002
                                                                   -------------
--------------------------------------------------------------------------------
UTILITIES (2.7%)
    AES Corp.
      8.50%, 11/1/07                                 1,430                 1,344
    Korea Electric Power Corp.
      7.75%, 4/1/13                                  1,810                 1,166
    Niagara Mohawk Power 'G'
      7.75%, 10/1/08                                   433                   462
(c) Niagara Mohawk Power 'H'
      0.00%, 7/1/10                                  1,245                   903
                                                                   -------------
                                                                           3,875
                                                                   -------------
--------------------------------------------------------------------------------
TOTAL CORPORATE BONDS AND NOTES
    (Cost $127,923)                                                      119,345
                                                                   -------------
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES (6.0%)
--------------------------------------------------------------------------------
United States
    Aircraft Lease Portfolio Securitization Ltd.
      1996-1 P1D 12.75%, 6/15/06                     1,702                 1,702
    DR Securitized Lease Trust
      1993-K1 A1 6.66%, 8/15/10                      2,056                 1,970
      1994-K1 A1 7.60%, 8/15/07                      3,271                 3,307
      1994-K2 A2 9.35%, 8/15/19                        500                   517
(a) First Home Mortgage Acceptance Corp.,
      1996-B, Class C 7.929%, 11/1/18                1,312                 1,006
                                                                   -------------
                                                                           8,502
                                                                   -------------
--------------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
    (Cost $7,817)                                                          8,502
                                                                   -------------
--------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS (2.9%)
--------------------------------------------------------------------------------
United States
    DLJ Mortgage Acceptance Corp.
      1997-CF2 S
      0.357%, 10/15/30                              32,766                   795
    GMAC IO 1996-C1 CL X2 REMIC
      1.916%, 3/15/21                                6,546                   479
    Long Beach Auto 1997-1, 'B'
      14.22%, 10/26/03                               1,753                 1,746
    OHA Auto Grantor Trust 1997-1, 'B'
      11.00%, 9/15/03                                1,132                 1,101
                                                                   -------------
                                                                           4,121
                                                                   -------------
--------------------------------------------------------------------------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
    (Cost $4,376)                                                          4,121
                                                                   -------------
--------------------------------------------------------------------------------
FOREIGN GOVERNMENT BONDS (5.1%)
--------------------------------------------------------------------------------
Argentina (1.8%)
(b) Republic of Argentina
      6.188%, 3/31/05                                  361                   285
(b) Republic of Argentina 'L'
      6.188%, 3/31/05                                1,449                 1,146
(b) Republic of Argentina Pre 4
      Bocon PIK
      0.00%, 9/1/02                                  1,100                 1,189
                                                                   -------------
                                                                           2,620
                                                                   -------------
--------------------------------------------------------------------------------
INDONESIA (0.6%)
(a) Pindo Deli Finance (Mauritius)
      10.75%, 10/1/07                                1,955                   860
                                                                   -------------
--------------------------------------------------------------------------------
Korea (2.3%)
    Republic of Korea
      8.875%, 4/15/08                                3,700                 3,190
                                                                   -------------
--------------------------------------------------------------------------------
Mexico (0.4%)
    United Mexican States Par Bond 'W-A'
      6.25%, 12/31/19                                  770                   572
                                                                   -------------
--------------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT BONDS
    (Cost $8,461)                                                          7,242
                                                                   -------------
--------------------------------------------------------------------------------

                                                    SHARES
--------------------------------------------------------------------------------
PREFERRED STOCK (1.2%)
--------------------------------------------------------------------------------
Financial Services (1.2%)
    Sinclair Capital 11.625%                        15,290                 1,613
                                                                   -------------
--------------------------------------------------------------------------------
Telecommunications(0.0%)
    Viatel, Inc., Series 'A' 10.00%                    493                     3
                                                                   -------------
--------------------------------------------------------------------------------
TOTAL PREFERRED STOCK
    (Cost $1,522)                                                          1,616
                                                                   -------------
--------------------------------------------------------------------------------

                                                    NO. OF                 VALUE
                                                  WARRANTS                 (000)
--------------------------------------------------------------------------------
WARRANTS (0.5%)
--------------------------------------------------------------------------------
GAMING & LODGING (0.0%)
(a) Louisiana Casino Cruises,                        1,108              $     --
      expiring 12/1/98
                                                                   -------------
--------------------------------------------------------------------------------
METALS -- STEEL (0.0%)
(a) NSM Steel, Inc., expiring 2/1/08               522,301                     1
                                                                   -------------
--------------------------------------------------------------------------------
TELECOMMUNICATIONS (0.5%)
(a) American Mobile Satellite                        1,725                     1
      Corp., expiring 4/1/08
(a) Globalstar Telecom, expiring 2/15/04             1,000                    30
(a) Iridium World Communications, Inc.,                840                   122
      expiring 7/15/05
    Nextel Communications,                           2,500                    --
      expiring 4/25/99
(a) Occidente y Caribe, expiring
      3/15/04 (Columbia)                            12,500                   531
                                                                   -------------
                                                                             684
--------------------------------------------------------------------------------
TOTAL WARRANTS
    (Cost $0)                                                                685
                                                                   -------------
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (100.0%)
    (Cost $150,099)                                                      141,511
                                                                   -------------
--------------------------------------------------------------------------------
                                                    AMOUNT
                                                     (000)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES
    Other Assets                                  $  5,448
    Liabilities                                    (24,483)             (19,035)
                                               ------------         ------------
--------------------------------------------------------------------------------
NET ASSETS
    Applicable to 8,794,881 issued and
      outstanding $0.01 par value shares
      (100,000,000 shares authorized)                                   $122,476
                                                                   -------------
                                                                   -------------
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE                                               $  13.93
                                                                   -------------
                                                                   -------------
--------------------------------------------------------------------------------

    (a) -- 144A Security - certain conditions for public sale may exist.
    (b) -- Variable/floating rate security -- rate disclosed is as of September 30, 1998.
    (c) -- Step Bond -- coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 1998. Maturity date disclosed is the ultimate maturity.
    PIK -- Payment-in-Kind. Income may be paid in additional securities or cash at the discretion of the issuer.


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